UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment []; Amendment Number: ____
This Amendment (Check only one.): 	[] is a restatement.
      [ ] adds new holdings
      entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1101 14th Street, NW
		Suite 1010
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 		Chairman & President
Phone: 		(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC		August 4, 2003
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	42

Form 13F Information Table Value Total: 	$81640.1
      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






















FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
3M	COM	88579Y101	2153	16700	SH		SOLE		5800	0
	10900
ALLIANT TECH SYSTEMS	COM	018804104	297	5727	SH		SOLE
	5700	0	27
ALTERA CORPORATION	COM	021441100	1284	78196	SH		SOLE
	23400	0	54796
AMERICAN POWER CONVERSION	COM	029066107	170	10900	SH
	SOLE		0	0	10900
AMGEN INC	COM	031162100	3679	55803	SH		SOLE
	16300	0	39503
BJ'S WHOLESALE CLUB	COM	05548J106	1867	124012	SH		SOLE
	40000	0	84012
BOEING Co.	COM	097023105	264	7700	SH		SOLE		0
	0	7700
CHUBB CORP.	COM	171232101	2777	46284	SH		SOLE
	13800	0	32484
CISCO SYSTEMS, INC.	COM	17275R102	3462	206207	SH		SOLE
	53600	0	152607
CONSTELLATION BRANDS INC.	COM	21036P108	1030	32830	SH
	SOLE		13000	0	19830
COVANTA ENERGY CORP	COM	22281N103	0.1	28000	SH		SOLE
	0	0	28000
DANAHER CORP.	COM	235851102	3320	48792	SH		SOLE
	13350	0	35442
EMC CORP.	COM	268648102	2862	273434	SH		SOLE
	65900	0	207534
EASTMAN CHEMICAL COMPANY	COM	277432100	1833	57906	SH
	SOLE		10100	0	47806
ENGELHARD CORP.	COM	292845104	356	14400	SH		SOLE
	14400	0	0
FANNIE MAE	COM	313586109	215	3200	SH		SOLE		0
	0	3200
FIRST ENERGY CORP.	COM	337932107	576	15000	SH		SOLE
	15000	0	0
FLEET BOSTON FINANCIAL CORP.	COM	339030108	2841	95642	SH
	SOLE		27900	0	67742
GENERAL DYNAMICS CORP.	COM	369550108	253	3500	SH		SOLE
	0	0	3500
GENERAL ELECTRIC COMPANY	COM	369604103	2778	96785	SH
	SOLE		26300	0	70485
GIVEN IMAGING LTD. 	COM	M52020100	399	47239	SH		SOLE
	0	0	47239
HONEYWELL INC.	COM	438516106	2584	96244	SH		SOLE
	28000	0	68244
INTL BUSINESS MACHINES CORP.	COM	459200101	3839	46544	SH
	SOLE		11500	0	35044
JOHNSON & JOHNSON	COM	478160104	3467	67061	SH		SOLE
	16000	0	51061
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	3300	49653	SH
	SOLE		14700	0	34953
LIBERATE TECHNOLOGIES	COM	530129105	32	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	3043	63974	SH
	SOLE		17200	0	46774
M & T BANK CORP.	COM	55261F104	1507	17900	SH		SOLE
	6600	0	11300
MERCK & CO., INC.	COM	589331107	3302	54534	SH		SOLE
	13800	0	40734
MERRILL LYNCH & CO.	COM	590188108	3037	65066	SH		SOLE
	19600	0	45466
NABORS INDUSTRIES INC.	COM	629568106	2976	75303	SH
	SOLE		20700	0	54603
NOBLE DRILLING CO.	COM	655042109	3222	93953	SH		SOLE
	23400	0	70553
ORACLE CORP.	COM	68389X105	147	12323	SH		SOLE
	0	0	12323
OXFORD HEALTH PLANS	COM	691471106	3531	84035	SH		SOLE
	25300	0	58735
PFIZER INC.	COM	717081103	286	8387	SH		SOLE		0
	0	8387
QUALCOMM INC.	COM	747525103	2871	79905	SH		SOLE
	22500	0	57405
STRYKER CORP.	COM	863667101	3741	53932	SH		SOLE
	12000	0	41932
SUN MICROSYSTEMS, INC.	COM	866810104	2068	444770	SH
	SOLE		153500	0	291270
TARGET CORP.	COM	87612E106	3932	77498	SH		SOLE
	20400	0	57098
WALMART STORES INC	COM	931142103	898	16745	SH		SOLE
	16700	0	45
WELLS FARGO CO.	COM	949746101	256	4700	SH		SOLE
	0	0	4700
WASHINGTON POST	COM	939640108	236	350	SH		SOLE
	0	0	350
ISHARES PACIFIC EX-JAPAN	COM	464286665	949	16150	SH
	SOLE		0	0	16150